Equity (Details) - Schedule of stock option activities $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Schedule of stock option activities [Abstract]
Number of Options, Outstanding, Beginning balance (in Shares) | shares	2,055,182
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 9.86
Weighted-Average Remaining Contractual Term (in years), Outstanding, Beginning balance	3 years 292 days
Aggregate Intrinsic Value, Outstanding, Beginning balance (in Dollars) | $	$ 2,594
Number of Options, Granted (in Shares) | shares	155,000
Weighted-Average Exercise Price, Granted	$ 13.60
Number of Options, Exercised	(177,872)
Weighted-Average Exercise Price, Exercised	$ 6.96
Number of Options, Expired and forfeited (in Shares) | shares	(162,898)
Weighted-Average Exercise Price, Expired and forfeited	$ 9.57
Number of Options, Ending balance (in Shares) | shares	1,869,412
Weighted-Average Exercise Price, Ending balance	$ 10.25
Weighted-Average Remaining Contractual Term, Ending balance	3 years 76 days
Aggregate Intrinsic Value, Ending balance (in Dollars) | $	$ 23,838
Number of Options, Vested and expected to vest (in Shares) | shares	1,869,412
Weighted-Average Exercise Price, Vested and expected to vest	$ 10.25
Weighted-Average Remaining Contractual Term, Vested	3 years 76 days
Aggregate Intrinsic Value, Vested (in Dollars) | $	$ 23,838
Number of Options, Exercisable (in Shares) | shares	970,408
Weighted-Average Exercise Price, Exercisable	$ 9.34
Weighted-Average Remaining Contractual Term, Exercisable	2 years 149 days
Aggregate Intrinsic Value, Exercisable (in Dollars) | $	$ 13,258